                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2001
                                              ----------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       WHITNEY HOLDINGS LLC
           -------------------------------------------------------------
Address:                     177 BROAD STREET
           -------------------------------------------------------------
                            STAMFORD, CT 06901
           -------------------------------------------------------------

13F File Number:        28-05743
                   -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         DANIEL J. O'BRIEN
           -------------------------------------------------------------
Title:                         MANAGING MEMBER
           -------------------------------------------------------------
Phone:                         203-973-1440
           -------------------------------------------------------------

Signature, Place, and Date of Signing:

     DANIEL J. O'BRIEN              STAMFORD, CT          FEBRUARY   , 2002
---------------------------    ---------------------   ------------------------
       [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number              Name

         28-
            ---------------           ----------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                             -------------------

Form 13F Information Table Entry Total:              32
                                             ------------------

Form 13F Information Table Value Total:         $263,299 (thousands)
                                                 -------

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       13F File Number           Name

       1           28-05749              J.H. WHITNEY III MANAGEMENT, LLC
                ----------------         ------------------------------------


     No.       13F File Number           Name

       2           28-05745              J.H. WHITNEY EQUITY PARTNERS, LLC
               -----------------         ------------------------------------


     No.       13F File Number           Name

       3           28-06651              JHW IV MANAGEMENT CO., LLC
               -----------------         -----------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                         DECEMBER 31, 2001

     COLUMN 1                                     COLUMN 2     COLUMN 3       COLUMN 4                  COLUMN 5
     --------                                     --------     --------       --------      -----------------------------------


                                                  TITLE OF       CUSIP      VALUE (X$1000)    SHRS OR PRN            PUT/CALL
                                                  --------       -----      --------------    -----------            --------
                                                   CLASS                                          AMT      SH/PRN
                                                   -----                                          ---      ------
   1 INFOUSA INC.                                  COMMON        456818301          1,459         210,200    SH
   2 MOORE CORP                                    COMMON        615785102         10,770       1,133,700    SH
   3 VERITAS SOFTWARE CORP                         COMMON        923436109          3,098          69,106    SH
   4 ARBITRON INC                                  COMMON        03875Q108         22,614         662,200    SH
   5 APAC CUSTOMER SERVICES INC                    COMMON        00185E106             34          13,200    SH
   6 BRIGHTPOINT INC.                              COMMON        109473108          1,099         350,000    SH
   7 1-800 CONTACTS INC                            COMMON        681977104            703          56,500    SH
   8 ARGOSY GAMING COMPANY                         COMMON        040228108         24,497         753,300    SH
   9 CRYPTLOGIC                                    COMMON        228906103         16,783         945,500    SH
  10 DOLLAR GENERAL CORP.                          COMMON        256669102          8,386         562,800    SH
  11 MULTIMEDIA GAMES INC.                         COMMON        625453105         12,647         332,900    SH
  12 INDUSTRIE NATUZZI SPA                         COMMON        456478106            732          50,000    SH
  13 INTERACTIVE DATA CORP.                        COMMON        45840J107          9,402         664,900    SH
  14 PHOENIX COS INC.                              COMMON        71902E109         18,224         985,100    SH
  15 UICI                                          COMMON        902737105             34           2,500    SH
  16 WADDELL AND REED FINANCIAL                    COMMON        930059100          4,463         138,600    SH
  17 INTEGRAMED AMERICA INC.                       COMMON        45810N302             59           9,500    SH
  18 LABORATORY CORP OF AMERICA HOLDINGS           COMMON        50540R409         19,068         235,842    SH
  19 PEDIATRIX MEDIAVL GROUP PLC                   COMMON        750324101          3,392         100,000    SH
  20 US PHYSICAL THERAPY INC.                      COMMON        90337L108          1,946         120,400    SH
  21 MENTOR GRAPHICS CORP.                         COMMON        587200106         18,015         764,300    SH
  22 PROCURENET                                    COMMON        742804909              -          10,000    SH
  23 ROXIO INC.                                    COMMON        780008108          1,705         103,000    SH
  24 SYBASE INC.                                   COMMON        871130100          7,038         446,600    SH
  25 NMT MEDICAL, INC.                             COMMON        629294109         21,159       2,504,010    SH
  26 NU SKIN ENTERPRISES, INC.                     COMMON        67018T105            132          15,062    SH
  27 US INTERNETWORKING, INC.                      COMMON        917311805            547       2,736,226    SH
  28 SPECTRASITE HOLDINGS, INC.                    COMMON        84760T100         46,632      12,989,337    SH
  29 SCIQUEST.COM, INC.                            COMMON        80908Q107            909         538,105    SH
  30 TBM HOLDINGS INC.                             COMMON        872197108          1,771       1,416,667    SH
  31 CARESCIENCE, INC.                             COMMON        141726109          3,300       2,639,948    SH
  32 BRIAZZ INC.                                   COMMON        10782M104            826         826,021    SH
  33 IONA TECHNOLOGIES PLC                         COMMON        46206P109          1,640          80,777    SH
  34 CELL GENESYS INC.                             COMMON        150921104            120           5,170    SH
  34 GLOBAL POWER EQUIPMENT                        COMMON        37941P108            884          77,400   PUT
  30 CD RADIO                                      COMMON        125127134            570           6,000   CALL
  31 XM SATELLITE RADIO INC.                       COMMON        98375Y114            100           5,000   CALL
  32 METRICOM                                      COMMON        591596135              -           2,500   CALL
                                                                                  263,299


     COLUMN 1                                       COLUMN 6       COLUMN 7                  COLUMN 8
     --------                                       --------       --------                  --------
                                                                                          VOTING AUTHORITY
                                                                              ----------------------------------------
                                                   INVESTMENT       OTHER          SOLE       SHARED        NONE
                                                   ----------       -----          ----       ------        ----
                                                   DISCRETION      MANAGERS
                                                   ----------      --------
   1 INFOUSA INC.                                 SHARED-DEFINED     NONE           210,200
   2 MOORE CORP                                   SHARED-DEFINED     NONE         1,133,700
   3 VERITAS SOFTWARE CORP                        SHARED-DEFINED     NONE            69,106
   4 ARBITRON INC                                 SHARED-DEFINED     NONE           662,200
   5 APAC CUSTOMER SERVICES INC                   SHARED-DEFINED     NONE            13,200
   6 BRIGHTPOINT INC.                             SHARED-DEFINED     NONE           350,000
   7 1-800 CONTACTS INC                           SHARED-DEFINED     NONE            56,500
   8 ARGOSY GAMING COMPANY                        SHARED-DEFINED     NONE           753,300
   9 CRYPTLOGIC                                   SHARED-DEFINED     NONE           945,500
  10 DOLLAR GENERAL CORP.                         SHARED-DEFINED     NONE           562,800
  11 MULTIMEDIA GAMES INC.                        SHARED-DEFINED     NONE           332,900
  12 INDUSTRIE NATUZZI SPA                        SHARED-DEFINED     NONE            50,000
  13 INTERACTIVE DATA CORP.                       SHARED-DEFINED     NONE           664,900
  14 PHOENIX COS INC.                             SHARED-DEFINED     NONE           985,100
  15 UICI                                         SHARED-DEFINED     NONE             2,500
  16 WADDELL AND REED FINANCIAL                   SHARED-DEFINED     NONE           138,600
  17 INTEGRAMED AMERICA INC.                      SHARED-DEFINED     NONE             9,500
  18 LABORATORY CORP OF AMERICA HOLDINGS          SHARED-DEFINED     NONE           235,842
  19 PEDIATRIX MEDIAVL GROUP PLC                  SHARED-DEFINED     NONE           100,000
  20 US PHYSICAL THERAPY INC.                     SHARED-DEFINED     NONE           120,400
  21 MENTOR GRAPHICS CORP.                        SHARED-DEFINED     NONE           764,300
  22 PROCURENET                                   SHARED-DEFINED     NONE            10,000
  23 ROXIO INC.                                   SHARED-DEFINED     NONE           103,000
  24 SYBASE INC.                                  SHARED-DEFINED     NONE           446,600
  25 NMT MEDICAL, INC.                            SHARED-DEFINED    WEP(2)        2,504,010
  26 NU SKIN ENTERPRISES, INC.                    SHARED-DEFINED    WEP(2)           15,062
  27 US INTERNETWORKING, INC.                     SHARED-DEFINED    JHWIII(1)     2,736,226
  28 SPECTRASITE HOLDINGS, INC.                   SHARED-DEFINED    JHWIII(1)(2) 12,989,337
  29 SCIQUEST.COM, INC.                           SHARED-DEFINED    JHWIII(1)       538,105
  30 TBM HOLDINGS INC.                            SHARED-DEFINED    JHWIII(1)     1,416,667
  31 CARESCIENCE, INC.                            SHARED-DEFINED    JHWIII(1)     2,639,948
  32 BRIAZZ INC.                                  SHARED-DEFINED    WEP(2)          826,021
  33 IONA TECHNOLOGIES PLC                        SHARED-DEFINED    JHWIV(3)         80,777
  34 CELL GENESYS INC.                            SHARED-DEFINED     NONE             5,170
  34 GLOBAL POWER EQUIPMENT                       SHARED-DEFINED     NONE            77,400
  30 CD RADIO                                     SHARED-DEFINED     NONE                                    6,000
  31 XM SATELLITE RADIO INC.                      SHARED-DEFINED     NONE                                    5,000
  32 METRICOM                                     SHARED-DEFINED     NONE                                    2,500


(1) J. H. WHITNEY III MANAGEMENT, LLC
(2) J. H. WHITNEY EQUITY PARTNERS, LLC
(3) J. H. W. IV MANAGEMENT CO., LLC